Non-controlling interests (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	₩ 26,195,799	₩ 16,572,855
Non-current assets	99,537,236	26,027,431
Current liabilities	108,451,267	23,381,940
Non-current liabilities	38,889,764	11,042,733
Total revenues	78,080,920	43,010,330	₩ 67,481,156
Profit (loss)	(208,109,887)	(3,558,195)	2,792,350
Total comprehensive income
Cash flows from operation activities	(9,773,204)	(2,857,167)	(8,377,550)
Cash flows from investment activities	(16,345,091)	(361,038)	(1,790,081)
Cash flows from financing activities	30,291,046	(1,287,375)	(12,189,816)
Effect of exchange rate changes on cash and cash equivalents	₩ 41,109	₩ 70,518	₩ 361,525
Play F&B Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
NCI percentage	32.90%	32.90%	32.90%
Current assets	₩ 2,045,475	₩ 1,623,260	₩ 1,873,566
Non-current assets	7,963,314	15,973,466	21,776,729
Current liabilities	12,448,502	10,443,166	6,838,358
Non-current liabilities	5,549,987	8,946,049	15,859,171
Net assets	(7,989,700)	(1,792,489)	952,766
Total revenues	12,323,986	14,630,426	17,709,332
Profit (loss)	(2,243,682)	(3,101,420)	(1,140,267)
OCI	69,964	44,084	109,558
Total comprehensive income	(2,173,718)	(3,057,335)	(1,030,709)
Cash flows from operation activities	234,619	568,367	(94,618)
Cash flows from investment activities	(23,611)	(293,624)	(860,374)
Cash flows from financing activities	(126,230)	(375,958)	480,119
Effect of exchange rate changes on cash and cash equivalents
Net increase(decrease) in cash and cash equivalents	₩ 84,778	₩ (101,215)	₩ (474,873)
LAMP [Member]
IfrsStatementLineItems [Line Items]
NCI percentage	48.72%
Current assets	₩ 1,138,776
Non-current assets	2,101,926
Current liabilities	3,071,754
Non-current liabilities	913,434
Net assets	(744,486)
Total revenues	5,971,517
Profit (loss)	(1,079,108)
OCI	8,815
Total comprehensive income	(1,070,293)
Cash flows from operation activities	(442,877)
Cash flows from investment activities	492,090
Cash flows from financing activities	(287,064)
Effect of exchange rate changes on cash and cash equivalents
Net increase(decrease) in cash and cash equivalents	₩ (237,851)
Bidangil [Member]
IfrsStatementLineItems [Line Items]
NCI percentage	46.32%
Current assets	₩ 1,911,132
Non-current assets	573,171
Current liabilities	243,386
Non-current liabilities	45,445
Net assets	2,195,472
Total revenues	586,554
Profit (loss)	(700,970)
OCI
Total comprehensive income	(700,970)
Cash flows from operation activities	(890,230)
Cash flows from investment activities	112,402
Cash flows from financing activities	(110,236)
Effect of exchange rate changes on cash and cash equivalents
Net increase(decrease) in cash and cash equivalents	₩ (888,064)
Apeitda [Member]
IfrsStatementLineItems [Line Items]
NCI percentage	49.00%
Current assets	₩ 611,118
Non-current assets	720,489
Current liabilities	442,179
Non-current liabilities	368,632
Net assets	520,796
Total revenues	26,033
Profit (loss)	(317,513)
OCI	11,923
Total comprehensive income	(305,590)
Cash flows from operation activities	11,204
Cash flows from investment activities	16,986
Cash flows from financing activities	220,000
Effect of exchange rate changes on cash and cash equivalents	(87)
Net increase(decrease) in cash and cash equivalents	₩ 248,103
Anseilen [Member]
IfrsStatementLineItems [Line Items]
NCI percentage	49.00%
Current assets	₩ 2,042,121
Non-current assets	541,668
Current liabilities	1,722,416
Non-current liabilities	2,210,221
Net assets	(1,348,848)
Total revenues	13,916,681
Profit (loss)	(776,392)
OCI	10,781
Total comprehensive income	(765,611)
Cash flows from operation activities	(26,482)
Cash flows from investment activities	(72,195)
Cash flows from financing activities
Effect of exchange rate changes on cash and cash equivalents
Net increase(decrease) in cash and cash equivalents	₩ (98,677)
Solaire [Member]
IfrsStatementLineItems [Line Items]
NCI percentage	5.00%
Current assets	₩ 2,431,728
Non-current assets	1,464,256
Current liabilities	5,613,579
Non-current liabilities	109,154
Net assets	(1,826,749)
Total revenues	745,138
Profit (loss)	(3,012,058)
OCI	209,730
Total comprehensive income	(2,802,328)
Cash flows from operation activities	(748,096)
Cash flows from investment activities	(2,306,301)
Cash flows from financing activities	3,103,355
Effect of exchange rate changes on cash and cash equivalents
Net increase(decrease) in cash and cash equivalents	₩ 48,958